GOODWILL AND INTANGIBLE ASSETS, NET- Schedule of other intangible assets, net (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 266.4	$ 124.8
Accumulated amortization	72.3	66.0
Other intangible assets, net	$ 194.1	58.8
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Core Technology
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	8 years
Original amount	$ 195.0	93.5
Accumulated amortization	53.6	39.6
Other intangible assets, net	141.4	53.9
Trademarks and trade names
Finite-Lived Intangible Assets [Line Items]
Original amount	7.5	25.5
Accumulated amortization	6.9	24.5
Other intangible assets, net	$ 0.6	1.0
Trademarks and trade names | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	15 years
Trademarks and trade names | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	20 years
Customer relationship
Finite-Lived Intangible Assets [Line Items]
Original amount	$ 63.9	5.8
Accumulated amortization	11.8	1.9
Other intangible assets, net	$ 52.1	$ 3.9
Customer relationship | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	2 years
Customer relationship | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives of intangible assets	4 years